PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
NOTE 10 –  PROPERTY AND EQUIPMENT

	Communication network	Computers and information systems	Optic fibers and related assets	Subscribers equipment and installations	Property, leasehold improvements, furniture and equipment	Total
	New Israeli Shekels in millions
Cost
Balance at January 1, 2016	2,187	264	486	12	203	3,152
Additions in 2016	51	17	22	17	9	116
Disposals in 2016	235	74			78	387
Balance at December 31, 2016	2,003	207	508	29	134	2,881

Additions in 2017	55	7	97	109	6	274
Disposals in 2017	165	60	1		3	229
Balance at December 31, 2017	1,893	154	604	138	137	2,926

Additions in 2018	48	11	122	146	10	337
Disposals in 2018	322	17	11	4	24	378
Balance at December 31, 2018	1,619	148	715	280	123	2,885

Accumulated depreciation
Balance at January 1, 2016	1,231	191	183	1	132	1,738
Depreciation in 2016	223	29	35	6	23	316
Disposals in 2016	230	74			76	380
Balance at December 31, 2016	1,224	146	218	7	79	1,674

Depreciation in 2017	204	22	36	24	15	301
Disposals in 2017	165	60	1		3	229
Balance at December 31, 2017	1,263	108	253	31	91	1,746

Depreciation in 2018	174	13	39	66	12	304
Disposals in 2018	321	17	11	3	24	376
Balance at December 31, 2018	1,116	104	281	94	79	1,674

Carrying amounts, net

At December 31, 2016	779	61	290	22	55	1,207
At December 31, 2017	630	46	351	107	46	1,180
At December 31, 2018	503	44	434	186	44	1,211

For depreciation and amortization presentation in the statement of income see note 22.

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
Cost additions include capitalization of salary and employee related expenses	29	33	38